Financial assets - Disclosure of Financial Assets (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Investment in unquoted compulsorily convertible debentures of entities under joint control
Non-current financial assets at fair value through profit or loss
Loans
Non-current loans and receivables	140	₨ 126
Others
Other non-current financial assets	2,999	142
Loans
Current loans and receivables	56	10
Others
Other current financial assets	3,697	2,718
Financial assets at fair value through profit or loss, category | Investment In Convertible Debentures Non-Current
Investment in unquoted compulsorily convertible debentures of entities under joint control
Non-current financial assets at fair value through profit or loss		624
Financial assets measured at amortised cost
Loans
Non-current loans and receivables	140	126
Others
Other non-current financial assets	2,999	142
Loans
Current loans and receivables	56	10
Financial assets measured at amortised cost | Security Deposits
Loans
Non-current loans and receivables	140	126
Financial assets measured at amortised cost | Bank Deposits
Others
Other non-current financial assets	2,999	142
Financial assets measured at amortised cost | Security deposits
Loans
Current loans and receivables	45	5
Financial assets measured at amortised cost | Loans To Related Parties
Loans
Current loans and receivables	11	5
Financial assets measured at amortised cost | Recoverable From Related Parties
Others
Other current financial assets		15
Financial assets measured at amortised cost | Deferred Consideration Receivable
Others
Other current financial assets	1,936
Financial assets measured at amortised cost | Advances Recoverable
Others
Other current financial assets	154	233
Financial assets measured at amortised cost | Government Grant Receivable Viability Gap Funding
Others
Other current financial assets	302	387
Financial assets measured at amortised cost | Government Grant Receivable Generation Based Incentive Receivable
Others
Other current financial assets	859	1,362
Financial assets measured at amortised cost | Interest Accrued On Fixed Deposits
Others
Other current financial assets	394	607
Financial assets measured at amortised cost | Others
Others
Other current financial assets	₨ 52	114
Abha Solarfarms Limited | Financial assets at fair value through profit or loss, category | Investment In Convertible Debentures Non-Current
Investment in unquoted compulsorily convertible debentures of entities under joint control
Non-current financial assets at fair value through profit or loss		104
Heramba Renewables Limited | Financial assets at fair value through profit or loss, category | Investment In Convertible Debentures Non-Current
Investment in unquoted compulsorily convertible debentures of entities under joint control
Non-current financial assets at fair value through profit or loss		208
Aalok Solarfarms Limited | Financial assets at fair value through profit or loss, category | Investment In Convertible Debentures Non-Current
Investment in unquoted compulsorily convertible debentures of entities under joint control
Non-current financial assets at fair value through profit or loss		104
Shreyas Solarfarms Limited | Financial assets at fair value through profit or loss, category | Investment In Convertible Debentures Non-Current
Investment in unquoted compulsorily convertible debentures of entities under joint control
Non-current financial assets at fair value through profit or loss		₨ 208